Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2023
Prospectus

Hiroki Sugihara no longer serves as Portfolio Manager of Automotive Portfolio.
The following information replaces similar information for Automotive Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2023.
Amy Ge (Co-Portfolio Manager) has managed the fund since 2024.
Effective June 30, 2024, Mr. Brandt will no longer serve as Co-Portfolio Manager for the fund. At that time, Ms. Ge will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Automotive Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Aidan Brandt is Co-Portfolio Manager of Automotive Portfolio, which he has managed since 2023. Since joining Fidelity Investments in 2019, Mr. Brandt has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Brandt served as an equity research associate at Shaker Investments from 2017 to 2019.
Amy Ge is Co-Portfolio Manager of Automotive Portfolio, which she has managed since 2024. Since joining Fidelity Investments in 2017, Ms. Ge has worked as a research analyst and portfolio manager.
Effective June 30, 2024, Mr. Brandt will no longer serve as Co-Portfolio Manager for the fund. At that time, Ms. Ge will assume sole portfolio manager responsibilities.
SELCON-PSTK-0124-134 1.913699.134	January 2, 2024
Supplement to the
Fidelity® Select Portfolios®
Information Technology Sector
April 29, 2023
Prospectus

At its January 2023 meeting, the Board of Trustees ("Board") approved changes to the name and an investment policy of the IT Services Portfolio ("Fund"). Effective June 1, 2023, the Fund will: (i) change its name to Enterprise Technology Services Portfolio; (ii) change its 80% policy to normally invest at least 80% of assets in securities of companies principally engaged in providing enterprise technology services; and (iii) change its supplemental benchmark index to the MSCI U.S. IMI Enterprise Technology Services 25/50 Index.
Effective June 1, 2023, the following information replaces similar information for Enterprise Technology Services Portfolio found in the "Fund Summary" section under the "Principal Investment Strategies" heading.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing enterprise technology services.
The following information replaces similar information for Enterprise Technology Services Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Becky Baker (Co-Portfolio Manager) has managed the fund since 2020.
Elliot Mattingly (Co-Portfolio Manager) has managed the fund since 2024.
Effective June 30, 2024, Ms. Baker will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Mattingly will assume sole portfolio manager responsibilities.
The following information replaces similar information for Tech Hardware Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Elliot Mattingly (Co-Portfolio Manager) has managed the fund since 2022.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2024.
Effective June 30, 2024, Mr. Mattingly will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Brandt will assume sole portfolio manager responsibilities.
Effective June 1, 2023, the following information replaces similar information for Enterprise Technology Services Portfolio found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The fund invests primarily in companies engaged in providing enterprise technology services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.
At its January 2023 meeting, the Board also approved, subject to shareholder approval, a proposal to modify the Fund's fundamental concentration policy. A meeting of the shareholders of the Fund will be held during the second quarter of 2023, to vote on this proposal. If approved by shareholders, the fundamental concentration policy will be modified to more closely align with the new fund name. If approved, the changes are expected to take effect on July 1, 2023 or the first day of the month following shareholder approval. The changes to the Fund's name and the investment policy discussed above are not subject to shareholder approval and are expected to take effect on June 1, 2023 even if shareholders do not approve the proposed change to the concentration policy.
Shareholders should read the proxy statement, which contains important information about the concentration policy proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov). Results of the shareholder meeting will appear in the fund's next shareholder report.
The following information replaces the biographical information for Enterprise Technology Services Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Becky Baker is Co-Portfolio Manager of Enterprise Technology Services Portfolio, which she has managed since 2020. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.
Elliot Mattingly is Co-Portfolio Manager of Enterprise Technology Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Mattingly has worked as an equity research analyst intern, research analyst, and portfolio manager.
Effective June 30, 2024, Ms. Baker will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Mattingly will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Tech Hardware Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Aidan Brandt is Co-Portfolio Manager of Tech Hardware Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2019, Mr. Brandt has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Brandt served as an equity research associate at Shaker Investments from 2017 to 2019.
Elliot Mattingly is Co-Portfolio Manager of Tech Hardware Portfolio, which he has managed since 2022. Since joining Fidelity Investments in 2015, Mr. Mattingly has worked as an equity research analyst intern, research analyst, and portfolio manager.
Effective June 30, 2024, Mr. Mattingly will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Brandt will assume sole portfolio manager responsibilities.
SELTEC-PSTK-0124-137 1.918659.137	January 2, 2024